Collaboration Revenue - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended				0 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	0 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	9 Months Ended	0 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended		1 Months Ended	3 Months Ended	9 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended	1 Months Ended		3 Months Ended	9 Months Ended	0 Months Ended		0 Months Ended	3 Months Ended	9 Months Ended	0 Months Ended	1 Months Ended					3 Months Ended	9 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Upfront and Milestone Payments [Member]	Dec. 31, 2012 Upfront and Milestone Payments [Member]	Jan. 06, 2011 Ziopharm Oncology ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Oct. 24, 2012 Ziopharm Oncology ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Milestone One [Member]	Sep. 30, 2013 Ziopharm Oncology ECC Unit of Accounting Two [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Sep. 30, 2012 Ziopharm Oncology ECC Unit of Accounting Two [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Sep. 30, 2013 Ziopharm Oncology ECC Unit of Accounting Two [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Sep. 30, 2012 Ziopharm Oncology ECC Unit of Accounting Two [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Dec. 31, 2012 Ziopharm Oncology ECC Unit of Accounting Two [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Dec. 31, 2011 Ziopharm Oncology ECC Unit of Accounting Two [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Jan. 06, 2011 Ziopharm Oncology ECC Unit of Accounting Two [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Oct. 24, 2012 Ziopharm Oncology ECC Unit of Accounting Two [Member] Upfront and Milestone Payments [Member] Milestone One [Member]	Sep. 30, 2013 Ziopharm Oncology ECC Unit of Accounting Two [Member] Upfront and Milestone Payments [Member] Milestone One [Member]	Sep. 30, 2013 Ziopharm Oncology ECC Unit of Accounting Two [Member] Upfront and Milestone Payments [Member] Milestone One [Member]	Dec. 31, 2012 Ziopharm Oncology ECC Unit of Accounting Two [Member] Upfront and Milestone Payments [Member] Milestone One [Member]	Jan. 06, 2011 Ziopharm Oncology ECC [Member]	Jan. 06, 2011 Ziopharm Oncology ECC [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Oct. 24, 2012 Ziopharm Oncology ECC [Member] Upfront and Milestone Payments [Member] Milestone One [Member]	Sep. 30, 2013 Ziopharm Oncology ECC [Member] Research and Development Services [Member]	Sep. 30, 2012 Ziopharm Oncology ECC [Member] Research and Development Services [Member]	Sep. 30, 2013 Ziopharm Oncology ECC [Member] Research and Development Services [Member]	Sep. 30, 2012 Ziopharm Oncology ECC [Member] Research and Development Services [Member]	Dec. 31, 2012 Ziopharm Oncology ECC [Member] Research and Development Services [Member]	Dec. 31, 2011 Ziopharm Oncology ECC [Member] Research and Development Services [Member]	Mar. 21, 2012 Ziopharm Oncology ECC [Member] Research and Development Services [Member]	Sep. 30, 2012 Synthetic Biologics Field One ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Sep. 30, 2013 Synthetic Biologics Field One ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Sep. 30, 2012 Synthetic Biologics Field One ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Dec. 31, 2012 Synthetic Biologics Field One ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Dec. 31, 2011 Synthetic Biologics Field One ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Sep. 30, 2013 Synthetic Biologics Field Two ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Sep. 30, 2013 Synthetic Biologics Field Two ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Dec. 31, 2012 Synthetic Biologics Field Two ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Sep. 30, 2013 Synthetic Biologics [Member] Research and Development Services [Member]	Sep. 30, 2012 Synthetic Biologics [Member] Research and Development Services [Member]	Sep. 30, 2013 Synthetic Biologics [Member] Research and Development Services [Member]	Sep. 30, 2012 Synthetic Biologics [Member] Research and Development Services [Member]	Dec. 31, 2012 Synthetic Biologics [Member] Research and Development Services [Member]	Dec. 17, 2012 Synthetic Biologics [Member] Research and Development Services [Member]	Nov. 28, 2011 Elanco ECC [Member]	Nov. 28, 2011 Elanco ECC [Member] Maximum [Member]	Sep. 30, 2013 Elanco ECC [Member] Research and Development Services [Member]	Sep. 30, 2012 Elanco ECC [Member] Research and Development Services [Member]	Sep. 30, 2013 Elanco ECC [Member] Research and Development Services [Member]	Sep. 30, 2012 Elanco ECC [Member] Research and Development Services [Member]	Dec. 31, 2012 Elanco ECC [Member] Research and Development Services [Member]	Sep. 30, 2013 Oragenics ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Sep. 30, 2012 Oragenics ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Sep. 30, 2013 Oragenics ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Sep. 30, 2012 Oragenics ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Dec. 31, 2012 Oragenics ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Jun. 05, 2012 Oragenics ECC [Member]	Jun. 05, 2012 Oragenics ECC [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Sep. 30, 2013 Oragenics ECC [Member] Research and Development Services [Member]	Sep. 30, 2012 Oragenics ECC [Member] Research and Development Services [Member]	Sep. 30, 2013 Oragenics ECC [Member] Research and Development Services [Member]	Sep. 30, 2012 Oragenics ECC [Member] Research and Development Services [Member]	Dec. 31, 2012 Oragenics ECC [Member] Research and Development Services [Member]	Sep. 30, 2013 Fibrocell Science ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Sep. 30, 2013 Fibrocell Science ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Dec. 31, 2012 Fibrocell Science ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Jun. 28, 2013 Fibrocell Science ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Supplemental Upfront [Member]	Sep. 30, 2013 Fibrocell Science ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Supplemental Upfront [Member]	Sep. 30, 2013 Fibrocell Science ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Supplemental Upfront [Member]	Oct. 05, 2012 Fibrocell Science ECC [Member]	Oct. 05, 2012 Fibrocell Science ECC [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Sep. 30, 2013 Fibrocell Science ECC [Member] Research and Development Services [Member]	Sep. 30, 2013 Fibrocell Science ECC [Member] Research and Development Services [Member]	Dec. 31, 2012 Fibrocell Science ECC [Member] Research and Development Services [Member]	Nov. 18, 2011 Synthetic Biologics Field One ECC [Member]	Nov. 18, 2011 Synthetic Biologics Field One ECC [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Mar. 31, 2013 AmpliPhi ECC [Member]	Mar. 31, 2013 AmpliPhi ECC [Member] Maximum [Member]	Mar. 31, 2013 AmpliPhi ECC [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Sep. 30, 2013 AmpliPhi ECC [Member] Research and Development Services [Member]	Sep. 30, 2013 AmpliPhi ECC [Member] Research and Development Services [Member]	Mar. 31, 2013 AmpliPhi ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Sep. 30, 2013 AmpliPhi ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Sep. 30, 2013 AmpliPhi ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Mar. 31, 2013 Genopaver ECC [Member]	Mar. 31, 2013 Genopaver ECC [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Sep. 30, 2013 Genopaver ECC [Member] Research and Development Services [Member]	Sep. 30, 2013 Genopaver ECC [Member] Research and Development Services [Member]	Apr. 27, 2013 Soligenix ECC [Member]	Apr. 27, 2013 Soligenix ECC [Member] Maximum [Member]	Apr. 27, 2013 Soligenix ECC [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Sep. 30, 2013 Soligenix ECC [Member] Research and Development Services [Member]	Sep. 30, 2013 Soligenix ECC [Member] Research and Development Services [Member]	Feb. 14, 2013 AquaBounty ECC [Member]	Aug. 06, 2012 Synthetic Biologics Field Two ECC [Member]	Oct. 05, 2012 Synthetic Biologics Field Two ECC [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Sep. 30, 2013 Oragenics Second ECC [Member]	Sep. 30, 2013 Oragenics Second ECC [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Sep. 30, 2013 Oragenics Second Ecc Unit Of Accounting One [Member]	Sep. 30, 2013 Genopaver ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Sep. 30, 2013 Genopaver ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Sep. 30, 2013 Soligenix ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Upfront [Member]	Sep. 30, 2013 Soligenix ECC Unit of Accounting One [Member] Upfront and Milestone Payments [Member] Upfront [Member]
Collaboration Agreements [Line Items]
Collaborative arrangement consideration received, shares																							3,636,926	3,636,926																																			4,392,425									1,243,781				1,317,520					3,123,558			24,000,000												1,034,483					3,552,210		1,348,000
Collaborative arrangement consideration received, value										$ 1,171								$ 17,159					$ 17,457	$ 18,330																																			$ 6,588													$ 7,576					$ 1,687			$ 2,400			$ 2,400				$ 3,000					$ 1,331					$ 7,815		$ 3,503
Percent of shares outstanding at the date of achievement of future milestone																						7.495%																																				1.00%																		9.995%
Royalty rate as a percentage of net profit																						50.00%																																				25.00%																		50.00%
Required notice period for voluntary termination of collaborative agreement																						90 days																								90 days												90 days													90 days					90 days		90 days								90 days				90 days						90 days		90 days
Period when agreement cannot be voluntarily terminated																						2 years																																				18 months																		18 months																				18 months
Collaboration revenue	6,028	2,904	16,566	7,163	13,706	5,118			1,115		314	314	942	943	1,257	1,257		2,420	330	990	220				2,122	2,137	5,843	5,095	6,333	2,724		33	1,535	97	130	22	163	489	163	176	71	865	194	327				90	51	289	485	587	138	137	412	182	320			344	137	1,057	137	516	158	474	158		169	169			1,383	2,428	61						128	162		54	109			315	528				13	13							68	136	30	50
Deferred revenue	67,392		67,392		58,636		65,846	51,359			12,886		12,886		13,828		16,342	14,739	13,529	13,529	14,519								4,862		10,000				1,535		7,163	7,163	7,652	1,502		1,502		2,367	2,500								5,857		5,857		6,268								6,944	6,944	7,418	7,612	7,443	7,443														2,291	2,291															5,459	2,864	2,864	1,281	1,281
Deferred revenue current	7,398		7,398		9,963	1,402									1,257						1,320														130				651																		549										631
Collaboration revenue for research and development services applied against the prepayment																									1,141	1,893	4,862	3,900	5,138															133
Related party receivables	4,538		4,538		531	272																			981		981			215																														220		220		270									1,041	1,041	61						67	67						241	241				13	13
Consideration to be received upon achievement of future milestone 1																																																																																																2,000		2,000
Consideration to be received upon achievement of future milestone 2																																																																																																3,000		5,000
Field expansion fee																																																																																																2,000
Aggregate consideration to be received upon achievement of future milestones per product																																															2,250																																7,500												7,000
Required notice period for voluntary termination of collaboration agreement if services in progress																																														180 days
Trade receivables	195		195		141	20																																										91		91		102
Percentage of shares outstanding at the date of achievement of future milestone 2																																																										1.50%
Percentage of shares outstanding at the date of achievement of future milestone 3																																																										2.00%
Percentage of shares outstanding at the date of achievement of future milestone 4																																																										2.50%
Percentage of shares outstanding at the date of achievement of future milestone 5																																																										3.00%
Number of reverse stock split																																																																								1-for-25 reverse stock split
Royalty rate as a percentage of net sales, tier 1																																																																							7.00%																											10.00%
Royalty rate as a percentage of net sales, tier 2																																																																							14.00%
Royalty rate of savings from improvement																																																																							33.00%
Level of net sales at which royalty rate changes to tier 2																																																																							25,000
Maturity date of promissory note																																																																																																			December 31, 2013
Collaborative arrangement consideration received, value of convertible promissory note																																																																																																			1,956
Consideration to be received upon achievement of future milestone 3																																																																																																		$ 10,000
Royalty rate as a percentage of gross profit																																																																																															16.66%